Inventories, Net (Details) - USD ($)	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Inventories, Net [Abstract]
Reserve for inventories	$ 99,888	$ 14,508
Charged against the provision balance	$ 56,917	$ 54,219